Summary of Significant Accounting Policies (Details) - Schedule of basic earnings (loss) per share - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic Earnings Loss Per Share [Abstract]
Net (loss) income (in Dollars)		$ (31,999)		$ 207,551		$ 625,024		$ 1,296,228
Weighted average number of common stock outstanding
Weighted average number of common stock outstanding basic (in Shares)		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423	1,701,181,423
Net (loss) income per share
Net (loss) income per share basic - basic and diluted	[1]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	$ 0

[1]	Less than $0.01 per share
[2]	Less than $0.01 per share